UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [ ]; Amendment Number: __
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Partner Fund Management, L.P.
Address: Four Embarcadero Center
         Suite 3500
         San Francisco, CA 94111

Form 13F File Number: 28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

     /s/ Darin Sadow              San Francisco, CA                  11/15/2011
----------------------------      -----------------                  -----------
[Signature]                         [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------

Form 13F Information Table Entry Total: 57
                                        -----------

Form 13F Information Table Value Total: 1,098,633
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      SHARED    NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ---------- -------
ACHILLION PHARMACEUTICALS IN COM            00448Q201   1,032    218,622 SH       Shared-defined      0            218,622   0
AGILENT TECHNOLOGIES INC     COM            00846U101   1,543     49,367 SH       Shared-defined      0             49,367   0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108  19,351  1,073,882 SH       Shared-defined      0          1,073,882   0
ALTRIA GROUP INC             COM            02209S103  30,296  1,130,025 SH       Shared-defined      0          1,130,025   0
AMAZON COM INC               COM            023135106   2,595        120 SH   PUT Shared-defined      0                120   0
AMERICAN TOWER CORP          COM            029912201  59,371  1,103,556 SH       Shared-defined      0          1,103,556   0
AMERIGROUP CORP              COM            03073T102   3,664     93,926 SH       Shared-defined      0             93,926   0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5   3,730  4,240,000 PRN      Shared-defined      0          4,240,000   0
AMYLIN PHARMACEUTICALS INC   COM            032346108  28,035  3,037,399 SH       Shared-defined      0          3,037,399   0
APPLE INC                    COM            037833100  16,982     44,534 SH       Shared-defined      0             44,534   0
BAXTER INTL INC              COM            071813109  34,008    605,769 SH       Shared-defined      0            605,769   0
BIOGEN IDEC INC              COM            09062X103  21,503    230,846 SH       Shared-defined      0            230,846   0
BIOSANTE PHARMACEUTICALS INC COM            09065V203   1,157    507,622 SH       Shared-defined      0            507,622   0
CALPINE CORP                 COM            131347304  14,083  1,000,222 SH       Shared-defined      0          1,000,222   0
CARDINAL HEALTH INC          COM            14149Y108  31,666    756,124 SH       Shared-defined      0            756,124   0
CISCO SYS INC                COM            17275R102  41,857  2,700,426 SH       Shared-defined      0          2,700,426   0
CITRIX SYS INC               COM            177376100   2,492     45,694 SH       Shared-defined      0             45,694   0
COCA COLA CO                 COM            191216100  68,192  1,009,358 SH       Shared-defined      0          1,009,358   0
COOPER COS INC               COM            216648402     978     12,357 SH       Shared-defined      0             12,357   0
EBAY INC                     COM            278642103  32,851  1,113,983 SH       Shared-defined      0          1,113,983   0
F5 NETWORKS INC              COM            315616102   1,116     15,712 SH       Shared-defined      0             15,712   0
FIRST SOLAR INC              COM            336433107  42,806      6,772 SH   PUT Shared-defined      0              6,772   0
FIRST SOLAR INC              COM            336433107     448      7,089 SH       Shared-defined      0              7,089   0
FORTINET INC                 COM            34959E109     614     36,574 SH       Shared-defined      0             36,574   0
GOODYEAR TIRE & RUBR CO      COM            382550101  17,137  1,698,368 SH       Shared-defined      0          1,698,368   0
GT ADVANCED TECHNOLOGIES INC COM            36191U106     331     47,125 SH       Shared-defined      0             47,125   0
HEALTH NET INC               COM            42222G108   8,351    352,219 SH       Shared-defined      0            352,219   0
HEARTWARE INTL INC           COM            422368100   1,968     30,552 SH       Shared-defined      0             30,552   0
HUMANA INC                   COM            444859102  10,839    149,030 SH       Shared-defined      0            149,030   0
INHIBITEX INC                COM            45719T103     897    364,778 SH       Shared-defined      0            364,778   0
INPHI CORP                   COM            45772F107   1,052    119,955 SH       Shared-defined      0            119,955   0
INTERMUNE INC                COM            45884X103   2,653    131,315 SH       Shared-defined      0            131,315   0
LOWES COS INC                COM            548661107 103,676  5,360,715 SH       Shared-defined      0          5,360,715   0
MEDIVATION INC               COM            58501N101   4,630      2,727 SH   PUT Shared-defined      0              2,727   0
MEDIVATION INC               COM            58501N101   9,252    544,861 SH       Shared-defined      0            544,861   0
MGM RESORTS INTERNATIONAL    COM            552953101  14,210  1,529,556 SH       Shared-defined      0          1,529,556   0
NETFLIX INC                  COM            64110L106   6,604        583 SH  CALL Shared-defined      0                583   0
PERKINELMER INC              COM            714046109   1,568     81,646 SH       Shared-defined      0             81,646   0
PHARMACEUTICAL PROD DEV INC  COM            717124101   6,532    254,579 SH       Shared-defined      0            254,579   0
PHARMASSET INC               COM            71715N106  14,867    180,490 SH       Shared-defined      0            180,490   0
PRECISION CASTPARTS CORP     COM            740189105  36,628    235,613 SH       Shared-defined      0            235,613   0
QLIK TECHNOLOGIES INC        COM            74733T105   1,151     53,220 SH       Shared-defined      0             53,220   0
QUALCOMM INC                 COM            747525103  40,669    836,293 SH       Shared-defined      0            836,293   0
RESEARCH IN MOTION LTD       COM            760975102  40,348     19,876 SH   PUT Shared-defined      0             19,876   0
RIVERBED TECHNOLOGY INC      COM            768573107   2,621    131,302 SH       Shared-defined      0            131,302   0
ROCKWELL AUTOMATION INC      COM            773903109  36,094    644,535 SH       Shared-defined      0            644,535   0
SALESFORCE COM INC           COM            79466L302  48,083    420,746 SH       Shared-defined      0            420,746   0
SALIX PHARMACEUTICALS INC    COM            795435106   2,841     95,981 SH       Shared-defined      0             95,981   0
SEQUENOM INC                 COM            817337405     506     99,237 SH       Shared-defined      0             99,237   0
THERMO FISHER SCIENTIFIC INC COM            883556102   2,885     56,970 SH       Shared-defined      0             56,970   0
UNITEDHEALTH GROUP INC       COM            91324P102  15,927    345,347 SH       Shared-defined      0            345,347   0
VERIFONE SYS INC             COM            92342Y109   2,456     70,143 SH       Shared-defined      0             70,143   0
VISA INC                     COM            92826C839  55,680    649,560 SH       Shared-defined      0            649,560   0
WELLCARE HEALTH PLANS INC    COM            94946T106   1,724     45,395 SH       Shared-defined      0             45,395   0
WELLPOINT INC                COM            94973V107  58,100    890,019 SH       Shared-defined      0            890,019   0
WYNDHAM WORLDWIDE CORP       COM            98310W108  36,650  1,285,524 SH       Shared-defined      0          1,285,524   0
YUM BRANDS INC               COM            988498101  51,333  1,039,330 SH       Shared-defined      0          1,039,330   0
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